Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2026
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Assets Pledged and Received as Collateral
40	ASSETS PLEDGED AND RECEIVED AS COLLATERAL
Assets Pledged
The carrying amounts of assets pledged as collateral at March 31, 2026 and 2025 were as follows:

	At March 31,
	2026	2025

	(In millions)
Cash and deposits with banks	¥38,417	¥20,743
Trading assets	4,095,207	3,092,903
Debt instruments at amortized cost	4,015,495	131,850
Debt instruments at fair value through other comprehensive income	13,168,349	21,515,026
Equity instruments at fair value through other comprehensive income	8,160	6,377
Loans and advances	10,397,341	11,281,302
Others	2,607,354	2,102,009
Total	¥34,330,323	¥38,150,210

The Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.
Loaned securities for which the borrowers have the right to sell or repledge were ¥14,478,581 million and ¥17,619,448 million at March 31, 2026 and 2025, respectively.
For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the Group, refer to Note 5 “Cash and Deposits with Banks.”
Assets Received as Collateral
Under certain transactions, including reverse repurchase agreements, securities borrowing
, and discounting of bills, the Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥32,574,165 million and ¥27,668,614 million at March 31, 2026 and 2025, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the Group has the obligation to return equivalent securities upon completion of the transactions. The fair values of securities sold or repledged to others were ¥17,437,371 million and ¥13,400,920 million at March 31, 2026 and 2025, respectively.